Property and Equipment, net	12 Months Ended
Sep. 30, 2025
Property and Equipment, net [Abstract]
Property and Equipment, net

6. Property and Equipment, net

Property and equipment, stated at cost less accumulated depreciation and amortization, consisted of the following as of September 30:

	2025	2024
Furniture and fixtures	$144,924	$145,148
Office and equipment	225,619	225,968
Software	664,428	112,044
Leasehold improvements	413,639	414,277
Subtotal	1,448,610	897,437
Less: accumulated depreciation and amortization	(921,479)	(879,475)
Property and Equipment, net	$527,131	$17,962